Related Party Transactions - Summary of Non-Executive Directors Remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Fees and benefits	£ 1,396	£ 1,364	£ 1,145